Loans Payable - Schedule of Loan Balance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loan Balance [Line Items]
Loan amount
Outstanding balance	$ 5,579,292	$ 2,374,767
Loans Payable [Member]
Schedule of Loan Balance [Line Items]
Loan amount	5,579,292
Outstanding balance	5,579,292
Loans Payable [Member] | Bank of Beijing [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 440,470
Borrowing date	Jun. 06, 2025
Loan term - months	12 months
Interest rate	2.70%
Outstanding balance	$ 440,470
Loans Payable [Member] | China Construction Bank [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 734,117
Borrowing date	Sep. 23, 2025
Loan term - months	12 months
Interest rate	2.55%
Outstanding balance	$ 734,117
Loans Payable [Member] | Bank of China [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 293,647
Borrowing date	Sep. 30, 2025
Loan term - months	12 months
Interest rate	2.35%
Outstanding balance	$ 293,647
Loans Payable [Member] | Bank of Communications Beijing Free Trade Zone Branch [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 734,117
Borrowing date	Oct. 10, 2025
Loan term - months	12 months
Interest rate	2.65%
Outstanding balance	$ 734,117
Loans Payable [Member] | Bank of China One [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 587,294
Borrowing date	Jan. 22, 2026
Loan term - months	12 months
Interest rate	2.30%
Outstanding balance	$ 587,294
Loans Payable [Member] | Industrial and Commercial Bank of China Limited [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 440,470
Borrowing date	Feb. 28, 2026
Loan term - months	12 months
Interest rate	2.35%
Outstanding balance	$ 440,470
Loans Payable [Member] | Bank of Beijing Free Trade Zone Branch [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 1,027,764
Borrowing date	Mar. 26, 2026
Loan term - months	12 months
Interest rate	2.70%
Outstanding balance	$ 1,027,764
Loans Payable [Member] | Bank of China Two [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 587,294
Borrowing date	May 22, 2026
Loan term - months	12 months
Interest rate	2.25%
Outstanding balance	$ 587,294
Loans Payable [Member] | Bank of Beijing One [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 440,470
Borrowing date	May 06, 2026
Loan term - months	12 months
Interest rate	2.80%
Outstanding balance	$ 440,470
Loans Payable [Member] | Bank of China Three [Member]
Schedule of Loan Balance [Line Items]
Loan amount	$ 293,649
Borrowing date	Feb. 06, 2026
Loan term - months	12 months
Interest rate	2.30%
Outstanding balance	$ 293,649